Other Assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Assets [Abstract]
Other Assets	Other assets consists of:
	December 31, 2020	December 31, 2019
Equity investments	$24,018	$5,421
Pension assets	-	1,686
Other	2,818	3,566
Total	$26,836	$10,673